Debt Instruments - FVTOCI (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,616,873	$ 1,773,414
Debt instruments
Financial assets
Financial assets	513,568	573,046
SPAIN | Government debt securities
Financial assets
Financial assets	336,872	443,909
Group | Government debt securities
Financial assets
Financial assets	165,955	119,276
BRAZIL | Government debt securities
Financial assets
Financial assets	25,744	23,870
Financial assets at fair value through other comprehensive income category | Debt instruments
Financial assets
Financial assets	390,974	355,321	$ 233,463	$ 154,483
Financial assets at fair value through other comprehensive income category | Debt instruments | Gross carrying amount
Financial assets
Financial assets	390,974	355,321
Financial assets at fair value through other comprehensive income category | CETES
Financial assets
Financial assets		1,272
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities
Financial assets
Financial assets	245	1,269
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Gross carrying amount
Financial assets
Financial assets	245	1,269
Financial assets at fair value through other comprehensive income category | SPAIN | Government debt securities | Gross carrying amount
Financial assets
Financial assets	237,347	241,932
Financial assets at fair value through other comprehensive income category | SPAIN | United Mexican States Bonds (UMS)
Financial assets
Financial assets	36,573	48,447
Financial assets at fair value through other comprehensive income category | SPAIN | M, M3 and M5 Mexican Government Bonds (M Bonds)
Financial assets
Financial assets	197,658	189,137
Financial assets at fair value through other comprehensive income category | SPAIN | Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets	12,250	8,616
Financial assets at fair value through other comprehensive income category | SPAIN | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets	3,116	3,075
Financial assets at fair value through other comprehensive income category | Group | Government debt securities | Gross carrying amount
Financial assets
Financial assets	141,132	103,504
Financial assets at fair value through other comprehensive income category | UNITED STATES | Government debt securities
Financial assets
Financial assets	99,827	79,634
Financial assets at fair value through other comprehensive income category | UNITED STATES | US Government Treasury Notes (TNOTE)
Financial assets
Financial assets	15,561
Financial assets at fair value through other comprehensive income category | BRAZIL | Government debt securities
Financial assets
Financial assets	$ 25,744	$ 23,870